Leases - Summary of Carrying Amounts of Lease Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Lease Liabilities [Abstract]
Initial recognition at January 1, 2019	£ 434
Additions	548
Re-measurement of liability	2
Accretion of interest	21
Payments	(197)
Effect of foreign currency exchange differences	(2)
At December 31, 2019	806
Current	268	£ 147
Non-current	£ 538	£ 287